Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales revenues	$ 124,474	$ 83,966	$ 53,683
Cost of sales	(59,486)	(43,164)	(29,195)
Gross profit	64,988	40,802	24,488
Income (expenses)
Selling expenses	(4,931)	(4,229)	(4,884)
General and administrative expenses	(1,332)	(1,176)	(1,090)
Exploration costs	(887)	(687)	(803)
Research and development expenses	(792)	(563)	(355)
Other taxes	(439)	(406)	(952)
Impairment (losses) reversals	(1,315)	3,190	(7,339)
Other income and expenses, net	1,822	653	998
Total Income (expenses)	(7,874)	(3,218)	(14,425)
Income before net finance expense, results of equity-accounted investments and income taxes	57,114	37,584	10,063
Finance income	1,832	821	551
Finance expenses	(3,500)	(5,150)	(6,004)
Foreign exchange gains (losses) and inflation indexation charges	(2,172)	(6,637)	(4,177)
Net finance expense	(3,840)	(10,966)	(9,630)
Results of equity-accounted investments	251	1,607	(659)
Net income (loss) before income taxes	53,525	28,225	(226)
Income taxes	(16,770)	(8,239)	1,174
Net income for the year	36,755	19,986	948
Net income attributable to shareholders of Petrobras	36,623	19,875	1,141
Net income (loss) attributable to non-controlling interests	$ 132	$ 111	$ (193)
Basic and diluted earnings per common and preferred share - in U.S. dollars	$ 2.81	$ 1.52	$ 0.09